Cover	Dec. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2025
Entity File Number	001-34591
Entity Registrant Name	SHARING ECONOMY INTERNATIONAL INC.
Entity Central Index Key	0000819926
Entity Tax Identification Number	90-0648920
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No.85 Castle Peak Road
Entity Address, Address Line Two	Castle Peak Bay
Entity Address, City or Town	Tuen Mun
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	852
Local Phone Number	35832186
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false